J.P. MORGAN EXCHANGE-TRADED FUND TRUST
390 MADISON AVENUE
NEW YORK, NEW YORK 10017
March 2, 2026
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of the Funds on Appendix A (the “Funds”)
File Nos. 333-191837
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statements of Additional Information of the Funds listed in Appendix A do not differ from the prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 505 (Amendment No. 507 under the Investment Company Act of 1940, as amended) filed electronically on February 25, 2026.
Please contact the undersigned at 614-213-4020 or elizabeth.a.davin@jpmorgan.com if you have any questions.
Very truly yours,
/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary

Appendix A
J.P. Morgan Exchange-Traded Funds
JPMorgan Active China ETF
JPMorgan Active Developing Markets Equity ETF
JPMorgan ActiveBuilders Emerging Markets Equity ETF
JPMorgan BetaBuilders Canada ETF
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
JPMorgan BetaBuilders Emerging Markets Equity ETF
JPMorgan BetaBuilders Europe ETF
JPMorgan BetaBuilders International Equity ETF
JPMorgan BetaBuilders Japan ETF
JPMorgan BetaBuilders U.S. Equity ETF
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
JPMorgan BetaBuilders U.S. Small Cap Equity ETF
JPMorgan Diversified Return Emerging Markets Equity ETF
JPMorgan Diversified Return International Equity ETF
JPMorgan Diversified Return U.S. Equity ETF
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
JPMorgan Diversified Return U.S. Small Cap Equity ETF
JPMorgan Dividend Leaders ETF
JPMorgan Equity and Options Total Return ETF
JPMorgan Flexible Income ETF
JPMorgan Global Select Equity ETF
JPMorgan Healthcare Leaders ETF
JPMorgan Hedged Equity Laddered Overlay ETF
JPMorgan International Growth ETF
JPMorgan International Hedged Equity Laddered Overlay ETF
JPMorgan International Research Enhanced Equity ETF
JPMorgan International Value ETF
JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
JPMorgan U.S. Momentum Factor ETF
JPMorgan U.S. Quality Factor ETF
JPMorgan U.S. Value Factor ETF